Note 13 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended							12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net sales	$ 387,689	$ 338,470	$ 288,927	$ 280,690	$ 356,767	$ 352,606	$ 272,135	$ 1,314,765	$ 1,262,198	$ 1,279,567
Operating income (loss)	10,271	(1,409)	613	4,809	14,341	12,015	3,577	(5,267)	34,742	91,731
Interest expense, net								15,037	9,672	8,044
Income tax (benefit) expense	1,882	(1,884)	(1,603)	1,604	4,471	2,773	905	(6,472)	9,753	27,240
Identifiable assets	$ 1,134,237	$ 1,271,944	$ 1,031,981	978,268	$ 1,053,746	$ 1,185,203	$ 951,152	1,070,431	978,268	944,991
Capital expenditures								35,906	32,512	9,966
Depreciation and amortization								31,547	24,824	21,737
Fruit and Vegetable Segment [Member]
Net sales								1,194,679	1,226,687	1,243,386
Operating income (loss)								(11,238)	32,164	90,302
Interest expense, net								14,321	9,518	7,923
Income tax (benefit) expense								(8,946)	8,814	26,792
Identifiable assets				972,549				1,013,359	972,549	938,632
Capital expenditures								34,445	30,969	9,232
Depreciation and amortization								25,978	23,525	20,438
Prepared Foods Segment [Member]
Net sales								92,826
Operating income (loss)								2,869
Interest expense, net								533
Income tax (benefit) expense								931
Identifiable assets								53,132
Capital expenditures								926
Depreciation and amortization								4,330
Snack Segment [Member]
Net sales								10,110	12,430	12,336
Operating income (loss)								558	945	1,164
Interest expense, net								24	17	18
Income tax (benefit) expense								213	355	372
Identifiable assets				2,833				1,915	2,833	2,697
Capital expenditures									225	52
Depreciation and amortization								336	346	351
Corporate and Other [Member]
Net sales								17,150	23,081	23,845
Operating income (loss)								2,544	1,633	265
Interest expense, net								159	137	103
Income tax (benefit) expense								1,330	584	76
Identifiable assets				$ 2,886				2,025	2,886	3,662
Capital expenditures								535	1,318	682
Depreciation and amortization								$ 903	$ 953	$ 948